PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 89.5%
Affiliated Exchange-Traded Fund — 0.8%
PGIM AAA CLO ETF	435,750	$22,441,125
(cost $22,377,205)(wa)
Common Stocks — 51.2%
Aerospace & Defense — 1.2%
Airbus SE (France)	596	139,182
Axon Enterprise, Inc.*	1,980	1,420,927
Boeing Co. (The)*	18,950	4,089,979
Elbit Systems Ltd. (Israel)	140	71,224
General Dynamics Corp.	6,500	2,216,500
General Electric Co.	26,578	7,995,194
Howmet Aerospace, Inc.	10,080	1,977,999
Huntington Ingalls Industries, Inc.	1,000	287,910
L3Harris Technologies, Inc.	4,670	1,426,265
Lockheed Martin Corp.	5,220	2,605,876
Northrop Grumman Corp.	3,362	2,048,534
Rheinmetall AG (Germany)	25	58,479
Rolls-Royce Holdings PLC (United Kingdom)	16,684	268,183
RTX Corp.	33,555	5,614,758
Saab AB (Sweden) (Class B Stock)	930	57,141
Safran SA (France)	471	167,143
Singapore Technologies Engineering Ltd. (Singapore)	10,200	68,111
Textron, Inc.	4,500	380,205
Thales SA (France)	80	25,289
TransDigm Group, Inc.	1,420	1,871,588
		32,790,487
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	2,900	383,960
Expeditors International of Washington, Inc.	3,400	416,806
FedEx Corp.	5,480	1,292,239
United Parcel Service, Inc. (Class B Stock)	18,400	1,536,952
		3,629,957
Automobile Components — 0.0%
Aptiv PLC (United Kingdom)*	5,600	482,832
Bridgestone Corp. (Japan)	1,600	73,949
Cie Generale des Etablissements Michelin SCA (France)	1,072	38,607
Sumitomo Electric Industries Ltd. (Japan)	2,600	73,980
		669,368
Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	495	49,890
Ford Motor Co.	98,785	1,181,469
General Motors Co.	24,000	1,463,280
Honda Motor Co. Ltd. (Japan)	7,400	76,363
Mercedes-Benz Group AG (Germany)	2,425	152,848
Suzuki Motor Corp. (Japan)	2,400	34,941
Tesla, Inc.*	70,320	31,272,710
Toyota Motor Corp. (Japan)	3,300	63,381
		34,294,882
	Shares	Value
Common Stocks (continued)
Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,283	$41,158
AIB Group PLC (Ireland)	5,308	48,392
ANZ Group Holdings Ltd. (Australia)	1,674	36,759
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,590	165,526
Banco Santander SA (Spain)	12,027	126,215
Bank Hapoalim BM (Israel)	658	13,375
Bank of America Corp.	166,541	8,591,850
Barclays PLC (United Kingdom)	16,947	87,198
BNP Paribas SA (France)	1,047	95,762
BOC Hong Kong Holdings Ltd. (China)	20,500	96,038
CaixaBank SA (Spain)	3,650	38,551
Citigroup, Inc.	46,135	4,682,702
Citizens Financial Group, Inc.(a)	11,100	590,076
Commonwealth Bank of Australia (Australia)	584	64,493
Credit Agricole SA (France)	3,496	68,892
Danske Bank A/S (Denmark)	340	14,523
DBS Group Holdings Ltd. (Singapore)	4,600	182,426
Fifth Third Bancorp	16,721	744,921
HSBC Holdings PLC (United Kingdom)	17,545	247,615
Huntington Bancshares, Inc.(a)	37,036	639,612
ING Groep NV (Netherlands)	4,553	119,360
Intesa Sanpaolo SpA (Italy)	26,253	173,773
JPMorgan Chase & Co.	68,945	21,747,321
KeyCorp	23,500	439,215
Lloyds Banking Group PLC (United Kingdom)	22,548	25,515
M&T Bank Corp.	3,905	771,706
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,400	103,241
Mizuho Financial Group, Inc. (Japan)	2,100	70,593
National Australia Bank Ltd. (Australia)	1,920	56,010
NatWest Group PLC (United Kingdom)	16,368	115,613
Nordea Bank Abp (Finland)	5,003	82,368
PNC Financial Services Group, Inc. (The)	9,833	1,975,745
Regions Financial Corp.	22,503	593,404
Resona Holdings, Inc. (Japan)	2,800	28,552
Societe Generale SA (France)	1,259	83,820
Standard Chartered PLC (United Kingdom)	2,737	53,119
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,400	39,386
Svenska Handelsbanken AB (Sweden) (Class A Stock)	624	8,142
Swedbank AB (Sweden) (Class A Stock)	1,306	39,423
Truist Financial Corp.	32,601	1,490,518
U.S. Bancorp	39,285	1,898,644
UniCredit SpA (Italy)	1,864	141,841
Wells Fargo & Co.	80,364	6,736,110
Westpac Banking Corp. (Australia)	714	18,396
		53,387,899
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	1,220	$72,928
Brown-Forman Corp. (Class B Stock)	5,275	142,847
Coca-Cola Co. (The)	98,401	6,525,954
Constellation Brands, Inc. (Class A Stock)	3,540	476,732
Keurig Dr. Pepper, Inc.	34,300	874,993
Molson Coors Beverage Co. (Class B Stock)	4,400	199,100
Monster Beverage Corp.*	18,000	1,211,580
PepsiCo, Inc.	34,307	4,818,075
		14,322,209
Biotechnology — 0.8%
AbbVie, Inc.	44,301	10,257,454
Amgen, Inc.	13,537	3,820,141
Argenx SE (Netherlands)*	82	60,586
Biogen, Inc.*	3,660	512,693
CSL Ltd.	414	54,460
Gilead Sciences, Inc.	31,300	3,474,300
Incyte Corp.*	4,040	342,632
Moderna, Inc.*	8,750	226,013
Regeneron Pharmaceuticals, Inc.	2,560	1,439,411
Swedish Orphan Biovitrum AB (Sweden)*	1,215	37,140
Vertex Pharmaceuticals, Inc.*	6,400	2,506,496
		22,731,326
Broadline Retail — 1.9%
Amazon.com, Inc.*	243,400	53,443,338
eBay, Inc.	11,500	1,045,925
Harvey Norman Holdings Ltd. (Australia)	1,900	9,268
Next PLC (United Kingdom)	410	68,349
Prosus NV (China)*	3,000	212,145
Sea Ltd. (Singapore), ADR*	700	125,111
		54,904,136
Building Products — 0.2%
A.O. Smith Corp.	2,800	205,548
Allegion PLC	2,033	360,553
Builders FirstSource, Inc.*	2,700	327,375
Carrier Global Corp.	20,202	1,206,060
Johnson Controls International PLC	16,522	1,816,594
Lennox International, Inc.	840	444,662
Masco Corp.	5,300	373,067
ROCKWOOL A/S (Denmark) (Class B Stock)	410	15,285
Trane Technologies PLC	5,600	2,362,976
		7,112,120
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	2,241	123,531
Ameriprise Financial, Inc.	2,480	1,218,300
Amundi SA (France), 144A	1,097	87,184
Bank of New York Mellon Corp. (The)	18,358	2,000,288
Blackrock, Inc.	3,610	4,208,791
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Blackstone, Inc.	18,600	$3,177,810
Cboe Global Markets, Inc.	2,500	613,125
Charles Schwab Corp. (The)	42,750	4,081,343
CME Group, Inc.	9,000	2,431,710
Coinbase Global, Inc. (Class A Stock)*	5,700	1,923,693
Deutsche Bank AG (Germany)	3,476	123,105
FactSet Research Systems, Inc.	800	229,192
Franklin Resources, Inc.	8,700	201,231
Futu Holdings Ltd. (Hong Kong), ADR	100	17,391
Goldman Sachs Group, Inc. (The)	7,580	6,036,333
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	600	34,062
Interactive Brokers Group, Inc. (Class A Stock)(a)	11,200	770,672
Intercontinental Exchange, Inc.	14,855	2,502,770
Invesco Ltd.	12,400	284,456
KKR & Co., Inc.	17,400	2,261,130
Moody’s Corp.	3,730	1,777,270
Morgan Stanley	30,419	4,835,404
MSCI, Inc.	1,940	1,100,775
Nasdaq, Inc.	11,400	1,008,330
Nomura Holdings, Inc. (Japan)	1,000	7,329
Northern Trust Corp.	5,000	673,000
Plus500 Ltd. (Israel)	224	9,708
Raymond James Financial, Inc.	4,450	768,070
Robinhood Markets, Inc. (Class A Stock)*	19,500	2,792,010
S&P Global, Inc.	7,700	3,747,667
SBI Holdings, Inc. (Japan)	2,700	117,551
Singapore Exchange Ltd. (Singapore)	7,500	96,281
State Street Corp.	7,300	846,873
T. Rowe Price Group, Inc.(a)	5,500	564,520
UBS Group AG (Switzerland)	4,379	180,036
		50,850,941
Chemicals — 0.6%
Air Products & Chemicals, Inc.	5,600	1,527,232
Albemarle Corp.	3,100	251,348
Asahi Kasei Corp. (Japan)	4,800	37,727
CF Industries Holdings, Inc.	4,200	376,740
Corteva, Inc.	17,147	1,159,651
Dow, Inc.	18,547	425,283
DuPont de Nemours, Inc.	10,547	821,611
Eastman Chemical Co.	3,100	195,455
Ecolab, Inc.	6,400	1,752,704
Evonik Industries AG (Germany)	540	9,390
International Flavors & Fragrances, Inc.	6,400	393,856
Linde PLC	11,700	5,557,500
LyondellBasell Industries NV (Class A Stock)(a)	6,800	333,472
Mosaic Co. (The)	8,200	284,376
Orica Ltd. (Australia)	884	12,346
PPG Industries, Inc.	5,800	609,638
Sherwin-Williams Co. (The)	5,850	2,025,621
Yara International ASA (Brazil)	2,934	107,543
		15,881,493

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	4,774	$78,330
Cintas Corp.	8,520	1,748,815
Copart, Inc.*	22,600	1,016,322
Republic Services, Inc.	5,265	1,208,212
Rollins, Inc.	7,400	434,676
Securitas AB (Sweden) (Class B Stock)	625	9,421
Veralto Corp.	6,333	675,161
Waste Management, Inc.	9,042	1,996,745
		7,167,682
Communications Equipment — 0.5%
Arista Networks, Inc.*	26,000	3,788,460
Cisco Systems, Inc.	99,300	6,794,106
F5, Inc.*	1,400	452,466
Motorola Solutions, Inc.	4,109	1,879,005
Nokia OYJ (Finland)	19,953	95,950
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	10,217	84,658
		13,094,645
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	712	57,072
Bouygues SA (France)	666	30,039
Eiffage SA (France)	681	87,248
EMCOR Group, Inc.	1,120	727,485
Quanta Services, Inc.	3,600	1,491,912
Skanska AB (Sweden) (Class B Stock)	294	7,631
Taisei Corp. (Japan)	500	34,359
Vinci SA (France)	529	73,516
		2,509,262
Construction Materials — 0.1%
Heidelberg Materials AG (Germany)	312	70,526
Martin Marietta Materials, Inc.	1,540	970,631
Vulcan Materials Co.	3,300	1,015,146
		2,056,303
Consumer Finance — 0.3%
American Express Co.	13,500	4,484,160
Capital One Financial Corp.	16,030	3,407,657
Synchrony Financial	9,372	665,881
		8,557,698
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	2,973	45,055
Costco Wholesale Corp.	11,110	10,283,749
Dollar General Corp.	5,600	578,760
Dollar Tree, Inc.*	5,065	477,984
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	134,018
Kroger Co. (The)	15,192	1,024,093
Sysco Corp.	12,000	988,080
Target Corp.	11,360	1,018,992
Tesco PLC (United Kingdom)	16,197	97,080
Walmart, Inc.	110,100	11,346,906
		25,994,717
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.1%
Amcor PLC	58,250	$476,485
Avery Dennison Corp.	1,900	308,123
Ball Corp.	7,100	357,982
International Paper Co.(a)	13,573	629,787
Packaging Corp. of America	2,100	457,653
Smurfit WestRock PLC	13,044	555,283
		2,785,313
Distributors — 0.0%
Genuine Parts Co.	3,400	471,240
LKQ Corp.	6,900	210,726
Pool Corp.	780	241,855
		923,821
Diversified Consumer Services — 0.0%
G8 Education Ltd. (Australia)	21,996	12,304
Diversified REITs — 0.0%
Covivio SA (France)	570	38,417
Stockland (Australia)	4,175	16,885
		55,302
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	179,336	5,064,449
Deutsche Telekom AG (Germany)	5,870	199,988
Koninklijke KPN NV (Netherlands)	12,243	58,761
Telia Co. AB (Sweden)	13,563	51,742
Verizon Communications, Inc.	108,676	4,776,310
		10,151,250
Electric Utilities — 0.8%
Acciona SA (Spain)	47	9,444
Alliant Energy Corp.	6,800	458,388
American Electric Power Co., Inc.(a)	13,760	1,548,000
Chubu Electric Power Co., Inc. (Japan)	2,600	36,109
Constellation Energy Corp.	7,704	2,535,155
Duke Energy Corp.	19,961	2,470,174
Edison International	9,600	530,688
Enel SpA (Italy)	19,388	183,731
Entergy Corp.	11,200	1,043,728
Evergy, Inc.	6,100	463,722
Eversource Energy	9,300	661,602
Exelon Corp.	26,413	1,188,849
FirstEnergy Corp.	13,856	634,882
Fortum OYJ (Finland)	648	12,299
Iberdrola SA (Spain)	2,780	52,624
NextEra Energy, Inc.	51,600	3,895,284
NRG Energy, Inc.	4,800	777,360
PG&E Corp.	55,500	836,940
Pinnacle West Capital Corp.	3,200	286,912
PPL Corp.(a)	19,200	713,472
Southern Co. (The)	28,300	2,681,991
Xcel Energy, Inc.	14,610	1,178,297
		22,199,651
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	3,083	223,096
AMETEK, Inc.	5,900	1,109,200

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Eaton Corp. PLC	9,737	$3,644,072
Emerson Electric Co.(a)	14,200	1,862,756
Fujikura Ltd. (Japan)	1,200	117,380
GE Vernova, Inc.	6,814	4,189,929
Generac Holdings, Inc.*	1,400	234,360
Hubbell, Inc.	1,200	516,372
Legrand SA (France)	966	160,512
Mitsubishi Electric Corp. (Japan)	1,300	33,389
Rockwell Automation, Inc.	2,700	943,731
Schneider Electric SE	107	30,118
Siemens Energy AG (Germany)*	1,059	124,516
		13,189,431
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	30,800	3,811,500
CDW Corp.	3,250	517,660
Codan Ltd. (Australia)	468	9,136
Corning, Inc.	19,400	1,591,382
Halma PLC (United Kingdom)	2,690	125,222
Jabil, Inc.	2,700	586,359
Keysight Technologies, Inc.*	4,200	734,664
Kyocera Corp. (Japan)	900	12,090
Meiko Electronics Co. Ltd. (Japan)	400	26,565
TE Connectivity PLC (Switzerland)	7,500	1,646,475
Teledyne Technologies, Inc.*	1,180	691,527
Trimble, Inc.*	5,900	481,735
Zebra Technologies Corp. (Class A Stock)*	1,170	347,677
		10,581,992
Energy Equipment & Services — 0.1%
Baker Hughes Co.	24,898	1,213,030
Halliburton Co.	22,200	546,120
Schlumberger NV	37,724	1,296,574
		3,055,724
Entertainment — 0.8%
Anycolor, Inc. (Japan)	300	11,429
Electronic Arts, Inc.	5,600	1,129,520
Live Nation Entertainment, Inc.*	3,900	637,260
Netflix, Inc.*	10,660	12,780,487
Nintendo Co. Ltd. (Japan)	400	34,608
Take-Two Interactive Software, Inc.*	4,300	1,110,948
TKO Group Holdings, Inc.	1,700	343,332
Toho Co. Ltd. (Japan)	700	44,998
Walt Disney Co. (The)	45,482	5,207,689
Warner Bros Discovery, Inc.*	62,576	1,222,109
		22,522,380
Financial Services — 2.0%
Apollo Global Management, Inc.(a)	11,500	1,532,605
Berkshire Hathaway, Inc. (Class B Stock)*	46,195	23,224,074
Block, Inc.*	13,600	982,872
Corpay, Inc.*	1,700	489,702
Edenred SE (France)	1,544	36,770
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Fidelity National Information Services, Inc.	13,100	$863,814
Fiserv, Inc.*	13,700	1,766,341
Global Payments, Inc.	6,177	513,185
Helia Group Ltd. (Australia)	2,800	10,683
Jack Henry & Associates, Inc.	1,700	253,181
M&G PLC (United Kingdom)	4,141	14,122
Mastercard, Inc. (Class A Stock)	20,710	11,780,055
ORIX Corp. (Japan)	5,300	139,104
PayPal Holdings, Inc.*	24,100	1,616,146
Visa, Inc. (Class A Stock)	42,600	14,542,788
		57,765,442
Food Products — 0.3%
Archer-Daniels-Midland Co.(a)	12,126	724,407
Bunge Global SA	3,400	276,250
Campbell’s Company (The)(a)	5,700	180,006
Conagra Brands, Inc.	12,300	225,213
General Mills, Inc.	13,400	675,628
Hershey Co. (The)	3,600	673,380
Hormel Foods Corp.	7,400	183,076
J.M. Smucker Co. (The)	2,600	282,360
Kellanova	6,700	549,534
Kraft Heinz Co. (The)(a)	21,467	559,001
Lamb Weston Holdings, Inc.	4,000	232,320
McCormick & Co., Inc.	6,540	437,591
Mondelez International, Inc. (Class A Stock)	32,653	2,039,833
Nestle SA	2,381	218,660
Tyson Foods, Inc. (Class A Stock)	7,700	418,110
WH Group Ltd. (Hong Kong), 144A	99,000	107,212
		7,782,581
Gas Utilities — 0.0%
Atmos Energy Corp.	4,100	700,075
Osaka Gas Co. Ltd. (Japan)	700	20,274
Tokyo Gas Co. Ltd. (Japan)	1,600	56,894
		777,243
Ground Transportation — 0.5%
CSX Corp.	47,100	1,672,521
J.B. Hunt Transport Services, Inc.	1,900	254,923
Norfolk Southern Corp.	5,500	1,652,255
Old Dominion Freight Line, Inc.(a)	4,830	679,968
Uber Technologies, Inc.*	52,300	5,123,831
Union Pacific Corp.	14,860	3,512,458
		12,895,956
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	43,650	5,846,481
Align Technology, Inc.*	1,640	205,361
Baxter International, Inc.	13,800	314,226
Becton, Dickinson & Co.	7,210	1,349,496
Boston Scientific Corp.*	37,267	3,638,377
Cooper Cos., Inc. (The)*	4,960	340,058
Dexcom, Inc.*	10,060	676,937
Edwards Lifesciences Corp.*	14,700	1,143,219

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,559	$54,961
GE HealthCare Technologies, Inc.	11,492	863,049
Hologic, Inc.*	5,600	377,944
Hoya Corp. (Japan)	400	55,308
IDEXX Laboratories, Inc.*	2,020	1,290,558
Insulet Corp.*	1,800	555,714
Intuitive Surgical, Inc.*	9,020	4,034,014
Medtronic PLC	31,990	3,046,728
ResMed, Inc.(a)	3,600	985,428
Smith & Nephew PLC (United Kingdom)	6,637	120,378
Solventum Corp.*	3,770	275,210
STERIS PLC	2,450	606,228
Stryker Corp.	8,600	3,179,162
Zimmer Biomet Holdings, Inc.(a)	5,300	522,050
		29,480,887
Health Care Providers & Services — 0.8%
Ambea AB (Sweden), 144A	2,516	36,282
Cardinal Health, Inc.	5,950	933,912
Cencora, Inc.(a)	4,900	1,531,397
Centene Corp.*	11,650	415,672
Cigna Group (The)	6,700	1,931,275
CVS Health Corp.	31,983	2,411,198
DaVita, Inc.*	900	119,583
Elevance Health, Inc.	5,520	1,783,623
Fresenius Medical Care AG (Germany)	1,859	98,225
HCA Healthcare, Inc.(a)	4,100	1,747,420
Henry Schein, Inc.*	2,600	172,562
Humana, Inc.	3,010	783,112
Labcorp Holdings, Inc.	2,100	602,826
McKesson Corp.	3,090	2,387,149
Molina Healthcare, Inc.*	1,350	258,336
Quest Diagnostics, Inc.(a)	2,800	533,624
Sonic Healthcare Ltd. (Australia)	3,273	46,358
UnitedHealth Group, Inc.	22,820	7,879,746
Universal Health Services, Inc. (Class B Stock)	1,300	265,772
		23,938,072
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	4,180	348,361
Healthpeak Properties, Inc.	18,600	356,190
Ventas, Inc.(a)	11,668	816,643
Welltower, Inc.	16,300	2,903,682
		4,424,876
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	77	15,677
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	16,082	273,716
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*	10,800	1,311,336
Aristocrat Leisure Ltd. (Australia)	676	31,294
Booking Holdings, Inc.	800	4,319,416
Carnival Corp.*	27,300	789,243
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Chipotle Mexican Grill, Inc.*	33,900	$1,328,541
Darden Restaurants, Inc.	2,950	561,562
Domino’s Pizza, Inc.	820	354,002
DoorDash, Inc. (Class A Stock)*	9,300	2,529,507
Expedia Group, Inc.	2,950	630,563
Food & Life Cos. Ltd. (Japan)	800	41,765
Galaxy Entertainment Group Ltd. (Macau)	12,000	65,980
Hiday Hidaka Corp. (Japan)	400	9,678
Hilton Worldwide Holdings, Inc.	6,000	1,556,640
Las Vegas Sands Corp.	7,750	416,873
Marriott International, Inc. (Class A Stock)(a)	5,528	1,439,712
McDonald’s Corp.	18,000	5,470,020
MGM Resorts International*	5,300	183,698
Monogatari Corp. (The) (Japan)	500	14,411
Norwegian Cruise Line Holdings Ltd.*	12,000	295,560
Royal Caribbean Cruises Ltd.(a)	6,200	2,006,196
Sodexo SA (France)	130	8,202
Starbucks Corp.(a)	28,700	2,428,020
Wynn Resorts Ltd.	2,100	269,367
Yum! Brands, Inc.	6,900	1,048,800
		27,110,386
Household Durables — 0.2%
D.R. Horton, Inc.(a)	6,800	1,152,396
Garmin Ltd.	4,100	1,009,502
Lennar Corp. (Class A Stock)	5,700	718,428
Mohawk Industries, Inc.*	1,340	172,753
NVR, Inc.*	70	562,426
Panasonic Holdings Corp. (Japan)	7,100	77,064
PulteGroup, Inc.	5,122	676,770
Sekisui House Ltd. (Japan)	700	15,920
Sony Group Corp. (Japan)	6,500	186,853
		4,572,112
Household Products — 0.4%
Church & Dwight Co., Inc.	6,100	534,543
Clorox Co. (The)	3,000	369,900
Colgate-Palmolive Co.	20,200	1,614,788
Essity AB (Sweden) (Class B Stock)	3,867	101,080
Kimberly-Clark Corp.(a)	8,400	1,044,456
Procter & Gamble Co. (The)	59,425	9,130,651
Reckitt Benckiser Group PLC (United Kingdom)	529	40,734
		12,836,152
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,500	256,620
RWE AG (Germany)	312	13,877
Vistra Corp.	8,000	1,567,360
		1,837,857
Industrial Conglomerates — 0.2%
3M Co.	13,480	2,091,827
CK Hutchison Holdings Ltd. (United Kingdom)	4,000	26,280

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Hitachi Ltd. (Japan)	1,700	$45,038
Honeywell International, Inc.	16,012	3,370,526
Sekisui Chemical Co. Ltd. (Japan)	1,100	20,478
Siemens AG (Germany)	924	249,460
		5,803,609
Industrial REITs — 0.1%
Prologis, Inc.	23,384	2,677,936
Insurance — 0.9%
Admiral Group PLC (United Kingdom)	1,045	47,164
Aegon Ltd. (Netherlands)	7,456	60,110
Aflac, Inc.	12,000	1,340,400
AIA Group Ltd. (Hong Kong)	5,200	49,837
Allianz SE (Germany)	318	133,791
Allstate Corp. (The)	6,600	1,416,690
American International Group, Inc.	13,939	1,094,769
Aon PLC (Class A Stock)	5,300	1,889,874
Arch Capital Group Ltd.	9,500	861,935
Arthur J. Gallagher & Co.	6,300	1,951,362
Assurant, Inc.	1,300	281,580
AXA SA (France)	4,019	192,731
Brown & Brown, Inc.	7,200	675,288
Chubb Ltd.	9,286	2,620,973
Cincinnati Financial Corp.	3,937	622,440
Erie Indemnity Co. (Class A Stock)	500	159,080
Everest Group Ltd.	1,040	364,239
Globe Life, Inc.	2,225	318,108
Hartford Insurance Group, Inc. (The)	7,000	933,730
Loews Corp.	4,575	459,284
Marsh & McLennan Cos., Inc.	12,300	2,478,819
MetLife, Inc.	14,050	1,157,299
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	36	22,985
NN Group NV (Netherlands)	1,303	91,884
Phoenix Group Holdings PLC (United Kingdom)	4,568	39,637
Poste Italiane SpA (Italy), 144A	494	11,743
Principal Financial Group, Inc.	5,100	422,841
Progressive Corp. (The)	14,700	3,630,165
Prudential PLC (Hong Kong)	4,238	59,331
QBE Insurance Group Ltd. (Australia)	4,336	59,005
Sony Financial Group, Inc. (Japan)*	6,500	7,208
Swiss Re AG	484	89,892
Talanx AG (Germany)	625	83,330
Tokio Marine Holdings, Inc. (Japan)	200	8,465
Travelers Cos., Inc. (The)	5,535	1,545,483
Unipol Assicurazioni SpA (Italy)	2,802	60,236
W.R. Berkley Corp.(a)	7,500	574,650
Willis Towers Watson PLC(a)	2,340	808,353
Zurich Insurance Group AG (Switzerland)	74	52,894
		26,677,605
Interactive Media & Services — 3.7%
Alphabet, Inc. (Class A Stock)	145,900	35,468,290
Alphabet, Inc. (Class C Stock)	117,060	28,509,963
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.	6,600	$233,112
Meta Platforms, Inc. (Class A Stock)	54,390	39,942,928
REA Group Ltd. (Australia)	43	6,576
Scout24 SE (Germany), 144A	376	47,172
		104,208,041
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	15,600	3,846,960
Akamai Technologies, Inc.*	3,800	287,888
Capgemini SE (France)	468	68,271
Cognizant Technology Solutions Corp. (Class A Stock)	12,200	818,254
EPAM Systems, Inc.*	1,340	202,059
Fujitsu Ltd. (Japan)	1,800	42,225
Gartner, Inc.*	1,840	483,681
GoDaddy, Inc. (Class A Stock)*	3,400	465,222
International Business Machines Corp.	23,400	6,602,544
NEC Corp. (Japan)	4,200	134,438
Obic Co. Ltd. (Japan)	400	13,941
Otsuka Corp. (Japan)	3,300	68,885
Simplex Holdings, Inc. (Japan)	800	23,478
VeriSign, Inc.	1,880	525,591
		13,583,437
Leisure Products — 0.0%
Hasbro, Inc.	3,200	242,720
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.(a)	7,314	938,752
Bio-Techne Corp.	3,800	211,394
Charles River Laboratories International, Inc.*	1,160	181,494
Danaher Corp.	16,100	3,191,986
IQVIA Holdings, Inc.*	4,300	816,742
Lonza Group AG (Switzerland)	92	61,515
Mettler-Toledo International, Inc.*(a)	530	650,633
QIAGEN NV	350	15,611
Revvity, Inc.(a)	3,100	271,715
Thermo Fisher Scientific, Inc.	9,400	4,559,188
Waters Corp.*	1,400	419,734
West Pharmaceutical Services, Inc.	1,800	472,194
		11,790,958
Machinery — 0.8%
Atlas Copco AB (Sweden) (Class B Stock)	1,156	17,395
Caterpillar, Inc.	11,700	5,582,655
Cummins, Inc.	3,350	1,414,940
Daifuku Co. Ltd. (Japan)	3,300	105,613
Deere & Co.	6,340	2,899,028
Dover Corp.	3,400	567,222
Fortive Corp.	9,050	443,360
IDEX Corp.	1,910	310,872
Illinois Tool Works, Inc.(a)	6,600	1,721,016
Ingersoll Rand, Inc.(a)	9,100	751,842
Komatsu Ltd. (Japan)	1,000	34,837

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Mitsubishi Heavy Industries Ltd. (Japan)	1,800	$47,104
Nordson Corp.	1,300	295,035
Otis Worldwide Corp.	10,201	932,677
PACCAR, Inc.(a)	13,414	1,318,864
Parker-Hannifin Corp.	3,205	2,429,871
Pentair PLC	4,177	462,645
Sandvik AB (Sweden)	1,235	34,500
Schindler Holding AG (Switzerland)	21	7,599
Snap-on, Inc.	1,300	450,489
Stanley Black & Decker, Inc.	3,847	285,948
Tsugami Corp. (Japan)	600	9,646
Wartsila OYJ Abp (Finland)	4,363	130,867
Westinghouse Air Brake Technologies Corp.	4,151	832,151
Xylem, Inc.	6,200	914,500
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,600	6,802
		22,007,478
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	10	19,658
Kawasaki Kisen Kaisha Ltd. (Japan)	1,400	19,906
Mitsui OSK Lines Ltd. (Japan)	900	27,324
Nippon Yusen KK (Japan)	1,900	64,838
SITC International Holdings Co. Ltd. (China)	11,000	42,349
		174,075
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	2,260	621,737
Comcast Corp. (Class A Stock)	96,380	3,028,260
Fox Corp. (Class A Stock)(a)	5,200	327,912
Fox Corp. (Class B Stock)(a)	4,133	236,780
Interpublic Group of Cos., Inc. (The)	9,631	268,801
News Corp. (Class A Stock)	9,675	297,119
News Corp. (Class B Stock)	3,800	131,290
Omnicom Group, Inc.	5,100	415,803
Paramount Skydance Corp. (Class B Stock)(a)	6,890	130,359
Publicis Groupe SA (France)	195	18,765
Trade Desk, Inc. (The) (Class A Stock)*	11,000	539,110
WPP PLC (United Kingdom)	11,623	57,937
		6,073,873
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	2,595	93,617
BHP Group Ltd. (Australia)	6,497	181,495
BlueScope Steel Ltd. (Australia)	3,332	50,050
Boliden AB (Sweden)*	866	35,349
Evolution Mining Ltd. (Australia)	1,350	9,624
Fortescue Ltd. (Australia)	3,992	49,439
Freeport-McMoRan, Inc.	36,288	1,423,215
Fresnillo PLC (Mexico)	2,929	93,431
Newmont Corp.(a)	27,700	2,335,387
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Norsk Hydro ASA (Norway)	1,824	$12,402
Nucor Corp.	5,900	799,037
Rio Tinto Ltd. (Australia)	275	22,182
Rio Tinto PLC (Australia)	925	60,960
Steel Dynamics, Inc.	3,550	494,976
		5,661,164
Multi-Utilities — 0.3%
Ameren Corp.	7,100	741,098
CenterPoint Energy, Inc.	17,000	659,600
CMS Energy Corp.	7,900	578,754
Consolidated Edison, Inc.	9,300	934,836
Dominion Energy, Inc.(a)	21,615	1,322,190
DTE Energy Co.	5,400	763,722
E.ON SE (Germany)	2,088	39,328
Engie SA (France)	6,358	136,675
NiSource, Inc.	12,400	536,920
Public Service Enterprise Group, Inc.	12,600	1,051,596
Sempra	16,438	1,479,091
WEC Energy Group, Inc.	8,213	941,128
		9,184,938
Office REITs — 0.0%
BXP, Inc.	4,000	297,360
Nippon Building Fund, Inc. (Japan)	13	12,267
		309,627
Oil, Gas & Consumable Fuels — 1.4%
APA Corp.	9,614	233,428
Chevron Corp.	48,199	7,484,823
ConocoPhillips	31,345	2,964,923
Coterra Energy, Inc.	19,500	461,175
Devon Energy Corp.	16,000	560,960
Diamondback Energy, Inc.(a)	4,800	686,880
ENEOS Holdings, Inc. (Japan)	9,700	61,432
EOG Resources, Inc.	13,800	1,547,256
EQT Corp.	15,400	838,222
Equinor ASA (Norway)	1,443	35,189
Expand Energy Corp.	6,000	637,440
Exxon Mobil Corp.	106,914	12,054,553
Friedrich Vorwerk Group SE (Germany)	220	21,241
Inpex Corp. (Japan)	7,000	126,040
Kinder Morgan, Inc.	49,898	1,412,612
Marathon Petroleum Corp.	7,619	1,468,486
Occidental Petroleum Corp.(a)	18,304	864,864
ONEOK, Inc.	15,800	1,152,926
Phillips 66	10,138	1,378,971
Shell PLC	6,213	221,438
Targa Resources Corp.	5,400	904,716
Texas Pacific Land Corp.	470	438,811
TotalEnergies SE (France)	2,750	167,499
Valero Energy Corp.	7,800	1,328,028
Williams Cos., Inc. (The)	30,800	1,951,180
Woodside Energy Group Ltd. (Australia)	1,880	28,390
		39,031,483

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	16,700	$947,725
International Consolidated Airlines Group SA (United Kingdom)	21,580	112,938
Qantas Airways Ltd. (Australia)	11,492	83,039
Ryanair Holdings PLC (Italy)	1,672	48,860
Southwest Airlines Co.	13,200	421,212
United Airlines Holdings, Inc.*	8,100	781,650
		2,395,424
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,900	519,908
Kenvue, Inc.	48,500	787,155
MTG Co. Ltd. (Japan)	1,000	31,407
Unilever PLC (United Kingdom)	2,387	141,092
		1,479,562
Pharmaceuticals — 1.5%
AstraZeneca PLC (United Kingdom)	726	111,224
Bristol-Myers Squibb Co.	51,370	2,316,787
Eli Lilly & Co.	19,940	15,214,220
Galderma Group AG (Switzerland)	752	132,954
GSK PLC	3,489	74,916
Hikma Pharmaceuticals PLC (United Kingdom)	931	21,372
Johnson & Johnson	60,908	11,293,561
Merck & Co., Inc.	62,633	5,256,788
Novartis AG	2,684	345,105
Novo Nordisk A/S (Denmark) (Class B Stock)	1,025	57,074
Orion OYJ (Finland) (Class B Stock)	1,399	107,406
Otsuka Holdings Co. Ltd. (Japan)	1,800	95,995
Pfizer, Inc.	143,670	3,660,712
Roche Holding AG	951	316,667
Sandoz Group AG (Switzerland)	584	34,831
Sanofi SA	1,078	102,080
Takeda Pharmaceutical Co. Ltd. (Japan)	2,500	73,426
UCB SA (Belgium)	30	8,374
Viatris, Inc.	29,386	290,921
Zoetis, Inc.	11,100	1,624,152
		41,138,565
Professional Services — 0.3%
Automatic Data Processing, Inc.	10,100	2,964,350
Broadridge Financial Solutions, Inc.	2,800	666,876
Computershare Ltd. (Australia)	2,860	68,714
Dayforce, Inc.*	4,150	285,893
Equifax, Inc.(a)	3,000	769,590
JAC Recruitment Co. Ltd. (Japan)	3,200	23,410
Jacobs Solutions, Inc.	3,100	464,566
Leidos Holdings, Inc.	3,200	604,672
Paychex, Inc.(a)	8,100	1,026,756
Paycom Software, Inc.	1,120	233,117
Recruit Holdings Co. Ltd. (Japan)	900	48,387
Teleperformance SE (France)	525	39,214
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Verisk Analytics, Inc.	3,400	$855,134
		8,050,679
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	7,300	1,150,188
CoStar Group, Inc.*	10,700	902,759
Daito Trust Construction Co. Ltd. (Japan)	1,500	32,912
Daiwa House Industry Co. Ltd. (Japan)	200	7,183
Mitsui Fudosan Co. Ltd. (Japan)	1,300	14,152
Sumitomo Realty & Development Co. Ltd. (Japan)	600	26,465
Swiss Prime Site AG (Switzerland)	132	18,492
Vonovia SE (Germany)	302	9,438
		2,161,589
Residential REITs — 0.1%
AvalonBay Communities, Inc.(a)	3,575	690,583
Camden Property Trust	2,600	277,628
Equity Residential	9,000	582,570
Essex Property Trust, Inc.	1,650	441,639
Invitation Homes, Inc.	14,800	434,084
Mid-America Apartment Communities, Inc.	3,000	419,190
UDR, Inc.	7,900	294,354
		3,140,048
Retail REITs — 0.1%
Federal Realty Investment Trust	2,100	212,751
Kimco Realty Corp.	17,800	388,930
Klepierre SA (France)	414	16,162
Realty Income Corp.	22,400	1,361,696
Regency Centers Corp.	4,200	306,180
Scentre Group (Australia)	3,778	10,191
Simon Property Group, Inc.	7,893	1,481,279
Vicinity Ltd. (Australia)	29,154	48,571
		3,825,760
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.*	40,699	6,584,691
Advantest Corp. (Japan)	1,100	108,837
Analog Devices, Inc.	12,347	3,033,658
Applied Materials, Inc.	20,100	4,115,274
ASML Holding NV (Netherlands)	369	359,844
Broadcom, Inc.	117,900	38,896,389
First Solar, Inc.*(a)	2,700	595,431
Infineon Technologies AG (Germany)	1,064	41,741
Intel Corp.	110,600	3,710,630
KLA Corp.(a)	3,310	3,570,166
Lam Research Corp.	31,700	4,244,630
Microchip Technology, Inc.	13,500	866,970
Micron Technology, Inc.	28,000	4,684,960
Monolithic Power Systems, Inc.	1,200	1,104,768
Nova Ltd. (Israel)*	72	22,896
NVIDIA Corp.	612,000	114,186,960
NXP Semiconductors NV (Netherlands)	6,300	1,434,699
ON Semiconductor Corp.*	10,700	527,617

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	27,000	$4,491,720
Renesas Electronics Corp. (Japan)	3,800	43,720
SCREEN Holdings Co. Ltd. (Japan)	600	54,367
Skyworks Solutions, Inc.	3,700	284,826
Teradyne, Inc.	4,000	550,560
Texas Instruments, Inc.	22,800	4,189,044
Tokyo Electron Ltd. (Japan)	100	17,726
		197,722,124
Software — 5.8%
Adobe, Inc.*	10,640	3,753,260
AppLovin Corp. (Class A Stock)*	6,780	4,871,701
Autodesk, Inc.*	5,400	1,715,418
Cadence Design Systems, Inc.*	6,700	2,353,442
Check Point Software Technologies Ltd. (Israel)*	100	20,691
Crowdstrike Holdings, Inc. (Class A Stock)*	6,100	2,991,318
Cybozu, Inc. (Japan)	700	16,162
Datadog, Inc. (Class A Stock)*	8,100	1,153,440
Fair Isaac Corp.*	600	897,918
Fortinet, Inc.*	16,400	1,378,912
Gen Digital, Inc.	14,678	416,709
Intuit, Inc.	7,040	4,807,686
Microsoft Corp.	186,440	96,566,598
Monday.com Ltd.*	100	19,369
Nice Ltd. (Israel)*	412	59,684
Oracle Corp.	41,550	11,685,522
Palantir Technologies, Inc. (Class A Stock)*	57,000	10,397,940
Palo Alto Networks, Inc.*(a)	16,700	3,400,454
PTC, Inc.*(a)	3,000	609,060
Roper Technologies, Inc.	2,760	1,376,384
Salesforce, Inc.	23,950	5,676,150
SAP SE (Germany)	568	152,092
ServiceNow, Inc.*	5,210	4,794,659
Synopsys, Inc.*	4,687	2,312,519
Trend Micro, Inc. (Japan)	500	27,366
Tyler Technologies, Inc.*(a)	1,110	580,708
Workday, Inc. (Class A Stock)*	5,300	1,275,869
		163,311,031
Specialized REITs — 0.4%
American Tower Corp.	11,860	2,280,915
Crown Castle, Inc.	10,800	1,042,092
Digital Realty Trust, Inc.	7,900	1,365,752
Equinix, Inc.	2,424	1,898,574
Extra Space Storage, Inc.	5,400	761,076
Iron Mountain, Inc.(a)	7,602	774,948
Public Storage	3,820	1,103,407
SBA Communications Corp.	2,700	522,045
VICI Properties, Inc.	27,700	903,297
Weyerhaeuser Co.	19,218	476,414
		11,128,520
Specialty Retail — 0.9%
AutoZone, Inc.*	410	1,758,998
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Avolta AG (Switzerland)*	719	$39,260
Best Buy Co., Inc.	4,775	361,086
CarMax, Inc.*	3,900	174,993
Clas Ohlson AB (Sweden) (Class B Stock)	890	34,986
Home Depot, Inc. (The)	24,950	10,109,490
JD Sports Fashion PLC (United Kingdom)	13,420	17,276
Kingfisher PLC (United Kingdom)	29,312	122,107
Lowe’s Cos., Inc.	14,100	3,543,471
O’Reilly Automotive, Inc.*	21,400	2,307,134
Ross Stores, Inc.	8,200	1,249,598
TJX Cos., Inc. (The)	28,300	4,090,482
Tractor Supply Co.(a)	13,300	756,371
Ulta Beauty, Inc.*	1,120	612,360
Williams-Sonoma, Inc.	3,100	605,895
		25,783,507
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	372,240	94,783,471
Dell Technologies, Inc. (Class C Stock)	7,700	1,091,629
Hewlett Packard Enterprise Co.	33,148	814,115
HP, Inc.	24,148	657,550
Logitech International SA (Switzerland)	99	10,890
NetApp, Inc.(a)	5,000	592,300
Seagate Technology Holdings PLC	5,300	1,251,118
Super Micro Computer, Inc.*(a)	13,100	628,014
Western Digital Corp.	8,603	1,032,876
		100,861,963
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	2,700	70,652
Deckers Outdoor Corp.*	3,920	397,370
Lululemon Athletica, Inc.*	2,700	480,411
LVMH Moet Hennessy Louis Vuitton SE (France)	128	78,769
NIKE, Inc. (Class B Stock)	30,000	2,091,900
OVS SpA (Italy), 144A	2,075	10,235
Pandora A/S (Denmark)	273	35,694
Ralph Lauren Corp.	1,000	313,560
Tapestry, Inc.	5,200	588,744
		4,067,335
Tobacco — 0.3%
Altria Group, Inc.	42,500	2,807,550
British American Tobacco PLC (United Kingdom)	2,191	116,533
Imperial Brands PLC (United Kingdom)	3,258	138,405
Japan Tobacco, Inc. (Japan)	2,300	75,433
Philip Morris International, Inc.	39,000	6,325,800
		9,463,721
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)	400	48,400
Fastenal Co.(a)	29,000	1,422,160
ITOCHU Corp. (Japan)	300	17,069
Marubeni Corp. (Japan)	1,500	37,428

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	5,200	$123,965
Mitsui & Co. Ltd. (Japan)	1,500	37,247
Sumitomo Corp. (Japan)	3,600	104,159
Toyota Tsusho Corp. (Japan)	4,600	127,339
United Rentals, Inc.(a)	1,600	1,527,456
W.W. Grainger, Inc.	1,100	1,048,256
		4,493,479
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	5,000	695,950
United Utilities Group PLC (United Kingdom)	3,950	61,022
		756,972
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	1,000	126,181
Tele2 AB (Sweden) (Class B Stock)	5,401	92,133
T-Mobile US, Inc.	12,100	2,896,498
Vodafone Group PLC (United Kingdom)	11,988	13,941
		3,128,753

Total Common Stocks (cost $247,251,162)		1,449,479,226
Preferred Stocks — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	186	20,160
Banks — 0.0%
Citigroup Capital XIII, 10.942%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	603,400
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	348,900
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	948	76,491

Total Preferred Stocks (cost $969,414)		1,048,951
Unaffiliated Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF	15,000	10,039,500
iShares MSCI EAFE ETF(a)	600	56,022

Total Unaffiliated Exchange-Traded Funds (cost $4,698,304)		10,095,522

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.2%
Automobiles — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	236	234,736
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-03, Class C
1.410%	08/18/27	734	$725,480
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	534	537,797
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,524,841
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,883,072
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,109,302
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,137,662
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	309,296
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	708	720,868
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	258	262,197
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	600	595,871
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	587	594,192
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	1,000	1,005,410
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	389,667
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,747,588
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,857,214
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	2,200	2,252,816
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	5,500	5,642,654
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	5,138	5,167,229
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	194,866
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	513,101
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	2,200	2,230,983
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class B, 144A
1.260%	07/14/28	1,800	1,787,220
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,200	3,227,497

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2025-01A, Class A, 144A
5.360%	04/16/35		4,000	$4,128,481
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30		600	604,313
Series 2023-03, Class C
5.770%	11/15/30		900	916,667
Series 2023-04, Class C
6.040%	12/15/31		1,600	1,643,574
Series 2024-02, Class C
5.840%	06/17/30		500	511,526
Series 2024-05, Class C
4.780%	01/15/31		1,500	1,508,760
Series 2025-03, Class C
4.680%	09/15/31		1,800	1,810,040
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		200	205,133
Series 2023-01A, Class C, 144A
5.970%	02/20/31		300	308,756
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38		2,500	2,547,755
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A
4.630%	01/15/31		1,100	1,105,792
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		1,113	1,121,625
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		1,065	1,077,827
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		132	131,331
				56,273,139
Collateralized Loan Obligations — 4.9%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.855%(c)	04/20/37		6,750	6,777,675
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.745%(c)	01/22/38	EUR	2,500	2,935,643
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.750%(c)	01/25/35		6,520	6,527,940
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	1,747	2,037,216
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.579%(c)	07/15/30		1,331	1,332,727
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.855%(c)	04/20/37		7,000	$7,028,147
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,133	3,605,677
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		6,750	6,772,606
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.845%(c)	04/20/37		6,000	6,030,210
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.705%(c)	01/20/38		3,250	3,260,025
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.626%(c)	05/24/38	EUR	6,500	7,637,873
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	5,250	6,158,319
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.678%(c)	01/26/38	EUR	7,000	8,224,280
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.608%(c)	10/15/32		5,961	5,968,146
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.626%(c)	05/15/37	EUR	6,750	7,947,712
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.699%(c)	07/15/31		292	291,729
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.265%(c)	05/21/34		7,250	7,258,657
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.292%(c)	10/17/38	EUR	4,250	4,992,210
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.415%(c)	06/20/34		3,750	3,755,815
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.708%(c)	10/15/37		6,500	6,520,482

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.225%(c)	01/20/36		3,750	$3,753,375
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.650%(c)	04/25/34		6,000	6,004,764
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.964%(c)	07/20/35	EUR	2,000	2,350,609
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	5,500	6,480,116
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.929%(c)	07/25/34	EUR	3,000	3,518,662
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.515%(c)	01/20/37		7,250	7,264,059
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.614%(c)	03/18/38		3,250	3,263,659
				137,698,333
Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		700	703,193
Series 2024-X02, Class A, 144A
5.220%	12/17/29		601	601,350
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		2,900	2,923,212
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A2, 144A
4.930%	06/25/60		499	500,769
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,820	1,788,883
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.132%(c)	06/16/36		2,000	2,003,602
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,476,369
				11,997,378
Credit Cards — 0.3%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.153%(c)	03/15/32	GBP	3,400	4,608,327
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.873%(c)	07/15/32	GBP	1,400	$1,890,917
				6,499,244
Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		1,800	1,836,801
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		32	31,456
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,395	1,381,338
				3,249,595
Home Equity Loans — 0.4%
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A
5.502%(cc)	06/25/60		1,848	1,865,681
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.589%(c)	02/25/55		1,295	1,294,790
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		601	606,855
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		680	690,709
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		1,032	1,043,624
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		2,299	2,322,179
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		123	124,357
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,019	1,031,800
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,143	1,143,990
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		1,735	1,737,388
				11,861,373
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		496	460,303
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	500	$443,123
				443,124
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		176	174,073
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		292	279,050
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.001%(c)	05/25/70		679	670,687
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		152	150,553
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		211	207,744
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		374	361,737
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		29	28,765
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		527	509,314
				2,381,923

Total Asset-Backed Securities (cost $225,832,737)				230,864,412
Commercial Mortgage-Backed Securities — 4.1%
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64		3,500	3,149,784
Series 2021-BN37, Class A4
2.370%	11/15/64		3,900	3,417,136
BANK5,
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57		4,035	4,248,369
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51		3,850	3,827,459
Series 2021-C12, Class A4
2.421%	11/15/54		4,500	4,037,591
Series 2023-C19, Class A2A
5.756%	04/15/56		2,700	2,749,453
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51		3,363	3,336,462
Series 2021-B24, Class A3
2.010%	03/15/54		2,000	1,856,000
Series 2023-B38, Class A2
5.626%	04/15/56		3,000	3,072,488
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		5,140	5,409,097
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust,
Series 2024-5C7, Class A3
5.566%(cc)	11/15/57	4,500	$4,674,116
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	3,990	3,458,429
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	232	231,508
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,447	2,433,859
Series 2017-P07, Class A3
3.442%	04/14/50	3,541	3,504,687
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	3,359,125
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.469%(cc)	03/25/26	3,847	14,907
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	3,324	3,290,364
Series 2016-GS04, Class A3
3.178%	11/10/49	3,029	2,995,141
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,668,755
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,399,878
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.615%(c)	04/15/38	1,720	1,720,000
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,970,716
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	6,066,382
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,832,827
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	3,599	3,502,589
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,555,090
Series 2018-C14, Class A3
4.180%	12/15/51	2,141	2,138,460
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,459	4,430,744
Series 2017-C38, Class A4
3.190%	07/15/50	2,926	2,883,014
Series 2019-C49, Class A3
3.749%	03/15/52	4,825	4,806,961

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C58, Class A3
1.810%	07/15/53	4,863	$4,388,158
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	8,070,375
Series 2024-5C1, Class A3
5.928%	07/15/57	5,200	5,450,249

Total Commercial Mortgage-Backed Securities (cost $120,363,347)			115,950,173
Corporate Bonds — 10.9%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	3,300	3,275,336
2.750%	02/01/26	860	854,729
3.300%	03/01/35	1,920	1,653,894
3.550%	03/01/38	960	796,579
3.900%	05/01/49	1,500	1,129,605
			7,710,143
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	3,046,203
3.557%	08/15/27	360	356,041
4.390%	08/15/37	2,075	1,895,333
6.343%	08/02/30	345	371,867
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30	1,120	1,160,930
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	3,190	3,296,774
			10,127,148
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,316	1,294,534
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,268,227
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	588,974
4.625%	04/15/29	115	113,292
			3,265,027
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	550	502,913
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	660	$526,249
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	190,119
5.800%	03/08/29	475	482,090
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	585	630,946
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	2,055	1,944,126
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	3,370	3,460,952
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
6.200%	11/16/28	2,854	2,985,558
			10,220,040
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	65	65,564
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33	35	35,780
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	400	400,527
			501,871
Banks — 3.1%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	600	620,744
Bank of America Corp.,
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34	905	936,234
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,611,334
2.496%(ff)	02/13/31	5,165	4,779,454
3.194%(ff)	07/23/30	1,050	1,011,536
3.824%(ff)	01/20/28	615	612,190
Sub. Notes, MTN
4.450%	03/03/26	4,790	4,792,074
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	873,238
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.837%(ff)	09/10/28	705	712,250
4.942%(ff)	09/10/30	1,830	1,857,266
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
3.132%(ff)	01/20/33	1,335	1,214,611

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	2,200	$2,254,582
Capital One NA,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	594,889
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	400	399,982
5.875%	04/30/29	400	421,417
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,892,750
3.887%(ff)	01/10/28	560	557,877
4.542%(ff)	09/19/30	5,280	5,304,574
4.650%	07/23/48	420	374,841
Sub. Notes
4.450%	09/29/27	1,485	1,490,968
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,336,118
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	460	458,157
2.311%(ff)	11/16/27	500	489,090
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,286,978
3.814%(ff)	04/23/29	440	436,155
3.850%	01/26/27	2,625	2,618,213
5.207%(ff)	01/28/31	2,155	2,224,173
Sub. Notes
6.750%	10/01/37	225	251,921
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	415,620
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.730%(c)	01/01/26(oo)	230	230,932
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,440,589
3.782%(ff)	02/01/28	270	268,798
3.964%(ff)	11/15/48	2,240	1,830,589
4.005%(ff)	04/23/29	1,360	1,355,849
5.299%(ff)	07/24/29	4,890	5,036,052
Sub. Notes
5.576%(ff)	07/23/36	310	321,619
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	475	515,384
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	1,740	1,783,848
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	1,855	1,916,408
6.407%(ff)	11/01/29	3,220	3,420,664
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	$2,445,816
4.431%(ff)	01/23/30	455	457,174
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	775	676,210
3.591%(cc)	07/22/28	1,030	1,019,145
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,055,551
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	3,200	3,180,283
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.954%(ff)	07/08/33	2,950	2,978,156
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	745	807,030
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,227,458
3.091%(ff)	05/14/32	560	516,871
4.194%(ff)	04/01/31	500	493,884
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.892%(ff)	09/15/36(a)	1,540	1,536,511
5.389%(ff)	04/24/34	1,635	1,698,801
6.491%(ff)	10/23/34	2,555	2,839,853
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,690,445
			87,573,156
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,200,317
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	687,588
			1,887,905
Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/35	920	931,704
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	1,305	1,341,752
Owens Corning,
Sr. Unsec’d. Notes
3.875%	06/01/30	415	405,626
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	675	699,362

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	$297,532
				3,675,976
Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		5	4,077
9.400%	05/15/39		15	19,583
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28		1,590	1,602,956
5.419%	11/15/48		160	158,257
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		660	691,350
6.750%	05/02/34		901	980,964
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		405	403,101
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	08/15/30		695	699,715
				4,560,003
Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		175	181,877
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	486,879
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		390	454,820
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	231,592
4.875%	01/15/28		660	658,327
5.250%	01/15/30(a)		165	166,037
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	657,526
				2,837,058
Diversified Financial Services — 0.2%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31		465	474,384
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,460,897
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,490	1,336,764
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.070%	07/12/28(a)	1,680	$1,758,041
			7,030,086
Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28(a)	370	350,412
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	2,089,349
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	433	345,729
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	361,490
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	875	833,464
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	341,462
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	985,120
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	2,021,672
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	148,787
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	395	406,516
6.050%	04/15/38	530	574,531
First Ref. Mortgage
6.000%	01/15/38	1,220	1,319,647
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	878,965
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	1,500	1,339,098
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	358,960
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	541,674
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	275	300,281
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	152,598

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	$565,524
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,559,223
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	790,351
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	46,220
3.875%	02/15/32	150	138,322
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	223,717
2.450%	12/02/27	345	330,722
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	360,357
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	1,665	1,434,443
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	1,888,114
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	504,967
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	844,968
4.900%	12/15/32	820	839,075
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	550,782
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,083,401
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	818,569
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	264,210
First Ref. Mortgage, Series C
3.600%	02/01/45	690	502,650
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	494,385
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	432,532
			28,022,287
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	65	$66,478
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	413,622
5.500%	07/31/47	1,350	1,171,125
			1,651,225
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	411,495
Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	315	317,828
Foods — 0.2%
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	525	508,975
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	635	662,295
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	192,089
4.375%	01/31/32	575	543,335
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	383,290
5.200%	03/01/35(a)	2,680	2,738,532
			5,028,516
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	920	972,646
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	234,555
3.600%	05/01/30	1,600	1,549,840
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	2,038,593
			4,795,634
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	458,373
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	527,228

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	$1,215,393
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,697,235
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	634,050
4.625%	05/15/42	330	297,527
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	561,669
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	413,468
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33	200	197,789
4.750%	05/15/52	455	400,409
5.200%	04/15/63	1,030	943,018
5.500%	04/15/64	1,380	1,323,583
5.750%	07/15/64	650	647,791
			9,859,160
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	350	374,325
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	375,677
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	409,896
			785,573
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	85	85,738
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	135	133,797
6.625%	05/15/32(a)	70	69,079
			202,876
Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	2,375	2,521,573
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	860,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	$752,425
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	150,598
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	738,827
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	96,011
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,187,364
6.850%	12/16/39	122	139,637
			6,447,170
Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	335	350,162
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	245	249,848
7.375%	05/01/33(a)	145	147,994
			748,004
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	357,337
5.250%	10/15/35	1,680	1,695,586
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,435	1,329,200
			3,382,123
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	74,531
5.500%	05/01/26	425	424,999
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,370	1,387,748
6.484%	10/23/45	635	627,245
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	1,920	1,807,334
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,295,474
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	560	449,463

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.500%	09/01/41	270	$247,242
			8,314,036
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	320	332,897
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	760	792,851
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	250	258,974
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	430	442,946
			1,827,668
Miscellaneous Manufacturing — 0.1%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,426,935
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	890	911,378
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,245,705
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	484,251
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	2,045	1,969,629
5.125%	10/01/34	305	299,000
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	960	981,513
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	467,185
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	216,825
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	450,868
8.625%	01/19/29	1,315	1,427,695
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/27	25	25,497
7.500%	06/01/30	25	27,576
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	325	$319,495
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	305	300,576
6.250%	04/15/32	325	313,034
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	335,603
4.875%	04/03/28	345	350,834
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	346	349,460
6.500%	03/13/27	130	131,528
6.625%	06/15/38	40	36,215
6.700%	02/16/32	1,375	1,362,969
6.840%	01/23/30	100	101,751
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	486,160
2.250%	07/12/31	545	489,454
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	697,872
			11,624,990
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	300	272,315
6.000%	06/15/29	725	742,077
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	3,570	3,539,221
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	76,048
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35	600	616,901
			5,246,562
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	140	125,271
4.550%	03/15/35	1,770	1,742,500
4.700%	05/14/45	425	389,988
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	490	489,403
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/35	2,460	2,478,109

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	$893,682
5.300%	12/05/43	185	173,093
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32	3,550	3,576,437
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	511,300
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	676,343
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	396,295
			11,452,421
Pipelines — 0.8%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	624,217
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,659,746
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	39,386
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	808,638
6.125%	12/15/45	120	121,041
6.400%	12/01/30	280	303,437
6.550%	12/01/33	4,380	4,794,602
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	475	513,893
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	1,575	1,107,562
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48	770	644,801
5.200%	03/01/47	25	22,477
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	142,151
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,301,026
4.500%	03/15/50	70	57,176
6.050%	09/01/33	764	810,070
Targa Resources Corp.,
Gtd. Notes
4.900%	09/15/30	2,225	2,260,202
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	$76,640
4.125%	08/15/31	55	51,935
6.250%	01/15/30	400	417,189
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	69,764
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	993,250
5.150%	03/15/34	370	376,004
5.600%	03/15/35	1,455	1,510,974
			21,706,181
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	362,741
5.250%	05/15/36	1,900	1,911,435
American Tower Corp.,
Sr. Unsec’d. Notes
1.875%	10/15/30(a)	2,235	1,976,181
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	945	802,007
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,572,710
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,240,588
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	458,685
5.000%	10/15/27	275	266,464
			10,590,811
Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	390,495
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	187,099
3.875%	10/01/31	375	341,339
			918,933
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
5.050%	07/12/29	885	911,591
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	3,115,856
			4,027,447

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.1%
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	1,845	$1,762,729
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	2,840	2,485,813
2.550%	12/01/33	346	294,734
3.500%	09/15/53	1,367	944,580
3.650%	09/15/59	4	2,735
4.500%	05/15/35	1,095	1,056,535
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	75	71,089
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32	4,300	4,429,388
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32(a)	2,480	2,338,933
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	876,231
3.750%	04/15/27	200	198,823
3.875%	04/15/30	5,500	5,391,442
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	1,090	955,926
2.550%	03/21/31	1,017	924,593
2.650%	11/20/40	1,095	791,969
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	424	430,760
			21,193,551
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	585	625,007
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	761,898
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	104,310
			1,491,215
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29	2,630	2,704,572

Total Corporate Bonds (cost $315,868,953)			309,906,787
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	$179,113
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,380,090
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,460,787
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	409,666
7.625%	03/01/40	205	248,092
			3,498,635
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	577,866
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,081,651
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,205,897
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	410,906
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	499,324
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	270,278

Total Municipal Bonds (cost $7,200,827)			7,723,670
Residential Mortgage-Backed Securities — 1.2%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	2,396	2,309,739
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.111%(cc)	02/25/35	24	23,375
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,278	1,274,673

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	454	$407,325
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.522%(cc)	02/25/37	27	26,404
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,228	1,219,573
Connecticut Avenue Securities Trust,
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.356%(c)	05/25/45	890	890,725
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	371	358,583
Cross Mortgage Trust,
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	1,449	1,460,160
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.579%(c)	04/25/50	637	85,515
Series 2020-101, Class AI, IO
3.500%	01/25/51	2,544	480,752
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.594%(c)	08/25/52	1,487	166,731
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	6,050	6,151,706
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.006%(c)	01/25/34	59	59,324
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	212	205,195
Series 4978, Class MI, IO
4.000%	05/25/40	828	124,717
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,631	49,238
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	248	6,573
Series 5251, Class PO, PO
2.277%(s)	08/25/52	1,240	853,619
Series 5269, Class AD
2.000%	01/25/55	4,501	3,634,092
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	3,850	3,914,833
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	2,528	555,662
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 406, Class PO, PO
1.197%(s)	10/25/53	2,125	$1,815,984
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	729	20,642
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	949	29,210
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	3,025	84,476
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	2,961	34,728
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,510	32,766
Series 2020-126, Class BI, IO
3.000%	08/20/50	1,296	218,409
Series 2021-114, Class TI, IO
3.000%	06/20/51	1,702	217,922
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	365	175
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	610	15,351
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,730	65,017
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	894	24,986
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	735	24,054
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	1,613	36,450
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	574	13,503
Series 2022-093, Class IO, IO
3.000%	08/20/51	5,549	599,451
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
1.601%(c)	07/20/52	2,688	220,951
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	3,336	69,310
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	7,840	187,457

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,223	$31,457
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,275	24,213
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)
0.511%(c)	10/20/52		1,517	80,062
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.193%(cc)	07/25/35		6	6,436
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.993%(c)	01/24/63	EUR	692	813,094
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		184	183,973
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,126	1,031,312
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.022%(c)	01/25/48		86	84,833
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		894	857,737
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54		1,826	1,786,980
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.708%(c)	06/24/71	EUR	206	242,074
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.336%(cc)	02/25/34		31	30,380
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60		392	357,170

Total Residential Mortgage-Backed Securities (cost $33,102,421)				33,499,077
Sovereign Bonds — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	421,871
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		1,010	1,039,303
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		2,034	2,099,088
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	1,615	$1,743,392
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,500	1,500,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50(a)	340	256,492
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	514	474,037
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	1,575	1,632,026
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	3,710	3,779,562
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	1,690	1,724,742

Total Sovereign Bonds (cost $14,405,305)			14,670,513
U.S. Government Agency Obligations — 10.8%
Federal Home Loan Bank
5.500%	07/15/36	850	929,445
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	690	619,097
1.500%	11/01/50	1,061	816,213
1.500%	04/01/51	560	430,413
2.000%	01/01/32	212	202,188
2.000%	06/01/40	581	512,080
2.000%	10/01/40	983	863,368
2.000%	09/01/50	2,378	1,936,387
2.000%	02/01/51	1,872	1,521,836
2.000%	03/01/51	959	779,064
2.000%	04/01/51	60	48,716
2.000%	05/01/51	490	398,074
2.000%	09/01/51	399	326,552
2.500%	03/01/30	84	81,832
2.500%	10/01/35	1,233	1,171,578
2.500%	01/01/51	1,322	1,125,846
2.500%	03/01/51	528	449,875
2.500%	04/01/51	4,668	3,966,849
2.500%	05/01/51	2,151	1,815,619
2.500%	08/01/51	398	338,030
2.500%	08/01/51	2,202	1,869,019
2.500%	09/01/51	3,682	3,132,159
2.500%	04/01/52	2,329	1,977,476
3.000%	10/01/28	44	43,600
3.000%	06/01/29	108	106,817
3.000%	01/01/37	60	56,803
3.000%	06/01/42	104	95,429
3.000%	10/01/42	259	238,684
3.000%	01/01/43	246	226,949
3.000%	07/01/43	663	609,946

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	09/01/46	1,418	$1,283,048
3.000%	12/01/46	4,160	3,764,128
3.000%	11/01/49	903	803,159
3.000%	02/01/50	1,145	1,017,685
3.000%	05/01/50	234	207,436
3.000%	02/01/52	2,058	1,831,376
3.000%	02/01/52	3,097	2,727,291
3.000%	06/01/52	1,318	1,158,823
3.500%	06/01/42	109	102,997
3.500%	01/01/47	185	173,540
3.500%	02/01/47	290	271,212
3.500%	03/01/48	2,186	2,039,987
3.500%	01/01/53	1,218	1,114,223
4.000%	06/01/26	9	9,297
4.000%	09/01/26	3	3,312
4.000%	09/01/37	125	123,045
4.000%	03/01/38	118	116,426
4.000%	10/01/39	193	189,385
4.000%	09/01/40	231	225,607
4.000%	12/01/40	115	112,605
4.000%	10/01/41	94	91,331
4.000%	01/01/42	38	36,787
4.000%	04/01/52	672	642,037
4.000%	06/01/52	2,000	1,890,147
4.500%	09/01/39	38	37,857
4.500%	10/01/39	340	341,634
4.500%	12/01/39	36	36,467
4.500%	12/01/47	70	68,823
4.500%	08/01/48	143	141,317
4.500%	07/01/53	497	484,702
5.000%	05/01/34	8	8,068
5.000%	05/01/34	88	88,916
5.000%	10/01/35	2	2,218
5.000%	07/01/37	128	131,597
5.000%	05/01/39	18	18,780
5.000%	05/01/40	2,406	2,430,868
5.000%	10/01/52	818	815,124
5.000%	02/01/53	1,356	1,351,387
5.000%	11/01/53	1,640	1,631,472
5.000%	10/01/54	2,594	2,573,766
5.000%	11/01/54	15,943	15,819,085
5.500%	12/01/33	14	14,176
5.500%	01/01/34	16	16,038
5.500%	06/01/34	21	21,109
5.500%	07/01/34	58	58,842
5.500%	05/01/37	17	17,604
5.500%	02/01/38	130	135,468
5.500%	05/01/38	14	14,725
5.500%	07/01/38	39	40,238
5.500%	02/01/53	7,875	7,967,280
5.500%	04/01/54	1,417	1,428,718
5.500%	11/01/54	986	994,497
6.000%	03/01/32	65	67,577
6.000%	12/01/33	17	17,412
6.000%	11/01/36	17	17,524
6.000%	01/01/37	8	8,546
6.000%	05/01/37	6	6,793
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/38	1	$1,332
6.000%	08/01/39	19	20,087
6.000%	01/01/53	540	554,130
6.750%	03/15/31	500	571,360
7.000%	05/01/31	2	2,079
7.000%	06/01/31	8	8,224
7.000%	08/01/31	65	68,015
Federal National Mortgage Assoc.
1.500%	01/01/36	362	325,313
1.500%	04/01/36	757	679,375
1.500%	02/01/42	400	336,808
1.500%	11/01/50	2,789	2,145,253
1.500%	12/01/50	2,951	2,267,688
1.500%	01/01/51	880	676,858
1.500%	07/01/51	713	548,012
2.000%	03/01/31	538	514,446
2.000%	08/01/31	208	198,089
2.000%	01/01/32	1,131	1,074,352
2.000%	02/01/41	1,234	1,067,670
2.000%	05/01/41(k)	2,764	2,406,075
2.000%	10/01/50	5,661	4,608,191
2.000%	11/01/50	1,318	1,073,248
2.000%	01/01/51	1,102	896,827
2.000%	02/01/51	53	42,939
2.000%	03/01/51	5,905	4,797,943
2.000%	04/01/51	2,268	1,836,864
2.000%	05/01/51	17,623	14,313,877
2.000%	07/01/51	434	352,256
2.500%	07/01/32	495	475,494
2.500%	08/01/32	559	538,768
2.500%	09/01/32	534	514,106
2.500%	01/01/35	3,462	3,289,957
2.500%	07/01/35	1,822	1,747,899
2.500%	10/01/37	414	391,260
2.500%	10/01/43	266	239,068
2.500%	12/01/46	576	500,051
2.500%	03/01/50	579	493,824
2.500%	08/01/50	2,001	1,703,303
2.500%	02/01/51	1,129	956,958
2.500%	02/01/51	1,388	1,175,671
2.500%	03/01/51	1,320	1,117,952
2.500%	04/01/51	2,317	1,966,110
2.500%	08/01/51	781	662,458
2.500%	09/01/51	826	700,857
2.500%	12/01/51	3,122	2,672,011
2.500%	02/01/52	387	330,849
2.500%	05/01/52	1,139	974,693
3.000%	02/01/27	88	86,769
3.000%	08/01/30	218	213,463
3.000%	05/01/35	2,081	2,003,887
3.000%	07/01/36	1,277	1,229,918
3.000%	11/01/36	437	414,040
3.000%	12/01/42	409	376,326
3.000%	03/01/43	90	82,460
3.000%	11/01/46	329	297,077
3.000%	01/01/47	490	442,851
3.000%	02/01/47	527	476,036

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/47	275	$248,297
3.000%	06/01/49	11	9,905
3.000%	12/01/49	1,032	917,358
3.000%	01/01/50	399	351,221
3.000%	02/01/50	2,137	1,899,808
3.000%	03/01/50	217	192,236
3.000%	04/01/51	111	97,836
3.000%	05/01/51	1,882	1,654,399
3.000%	11/01/51	91	80,550
3.000%	12/01/51	3,730	3,314,946
3.000%	03/01/52	754	670,311
3.000%	04/01/52	1,237	1,088,662
3.000%	05/01/52	1,796	1,581,245
3.500%	07/01/31	145	143,958
3.500%	02/01/33	472	465,562
3.500%	06/01/39	179	171,729
3.500%	01/01/42	1,143	1,087,882
3.500%	05/01/42	582	552,099
3.500%	07/01/42	333	314,312
3.500%	08/01/42	118	111,772
3.500%	08/01/42	277	262,337
3.500%	09/01/42	177	166,948
3.500%	09/01/42	639	603,201
3.500%	11/01/42	86	81,432
3.500%	03/01/43	916	864,210
3.500%	04/01/43	188	177,592
3.500%	04/01/43	251	236,846
3.500%	01/01/46	508	476,541
3.500%	07/01/46	327	305,630
3.500%	11/01/46	389	363,456
3.500%	09/01/47	210	195,674
3.500%	01/01/48	1,805	1,681,516
3.500%	05/01/48	358	332,491
3.500%	06/01/48	361	334,726
3.500%	07/01/48	214	198,315
3.500%	03/01/49	4,213	3,934,988
3.500%	05/01/49	302	279,684
3.500%	06/01/49	177	164,517
3.500%	02/01/52	2,160	1,988,268
3.500%	03/01/52	755	698,253
3.500%	05/01/52	894	817,943
3.500%	03/01/53	1,404	1,283,626
4.000%	10/01/41	758	739,471
4.000%	09/01/44	518	500,824
4.000%	10/01/46	168	160,435
4.000%	02/01/47	91	87,626
4.000%	09/01/47	326	312,995
4.000%	11/01/47	227	218,197
4.000%	11/01/47	472	455,047
4.000%	03/01/49	2,080	1,997,623
4.000%	04/01/52	368	347,368
4.000%	06/01/52	9,146	8,662,979
4.000%	07/01/52	1,753	1,664,867
4.500%	TBA	5,500	5,332,285
4.500%	07/01/33	13	13,098
4.500%	08/01/33	11	11,259
4.500%	09/01/33	29	29,232
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	10/01/33	2	$1,903
4.500%	10/01/33	13	13,109
4.500%	10/01/33	32	32,449
4.500%	01/01/35	—(r)	450
4.500%	07/01/39	269	270,883
4.500%	08/01/39	369	371,703
4.500%	03/01/41	128	128,050
4.500%	11/01/47	761	748,882
4.500%	01/01/49	111	108,781
4.500%	06/01/52	1,313	1,280,209
4.500%	07/01/52	1,902	1,853,642
4.500%	08/01/52	1,149	1,120,014
4.500%	09/01/52	2,484	2,420,640
4.500%	12/01/52	1,347	1,315,229
4.500%	01/01/53	2,311	2,254,019
5.000%	03/01/34	67	68,041
5.000%	06/01/35	25	25,052
5.000%	07/01/35	36	36,668
5.000%	09/01/35	36	36,451
5.000%	11/01/35	33	34,129
5.000%	02/01/36	32	32,896
5.000%	05/01/36	16	16,405
5.000%	05/01/40	1,622	1,639,083
5.000%	06/01/49	387	390,503
5.000%	06/01/52	383	381,448
5.000%	09/01/52	386	385,140
5.000%	10/01/52	856	853,396
5.000%	02/01/53	3,014	3,003,431
5.500%	09/01/33	39	39,566
5.500%	10/01/33	32	32,447
5.500%	12/01/33	16	16,356
5.500%	01/01/34	—(r)	358
5.500%	12/01/34	56	58,166
5.500%	10/01/35	76	78,250
5.500%	03/01/36	37	38,762
5.500%	05/01/36	74	76,695
5.500%	04/01/37	29	30,129
5.500%	03/01/53	4,449	4,504,943
5.500%	04/01/53	853	864,019
5.500%	11/01/53	2,274	2,298,646
6.000%	04/01/33	2	1,931
6.000%	06/01/33	2	2,211
6.000%	10/01/33	82	83,976
6.000%	11/01/33	—(r)	474
6.000%	11/01/33	3	3,248
6.000%	11/01/33	32	32,576
6.000%	01/01/34	145	152,209
6.000%	02/01/34	20	20,510
6.000%	03/01/34	13	13,018
6.000%	07/01/34	76	78,910
6.000%	08/01/34	—(r)	426
6.000%	10/01/34	2	1,640
6.000%	11/01/34	2	1,859
6.000%	11/01/34	6	5,923
6.000%	01/01/35	37	38,805
6.000%	01/01/35	48	48,843
6.000%	02/01/35	67	68,528

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	03/01/35	1	$557
6.000%	04/01/35	—(r)	278
6.000%	07/01/36	12	12,421
6.000%	02/01/37	26	26,944
6.000%	05/01/37	9	9,317
6.000%	06/01/37	—(r)	198
6.000%	08/01/37	5	4,931
6.000%	09/01/37	—(r)	180
6.000%	10/01/37	16	17,252
6.000%	05/01/38	22	23,063
6.000%	01/01/53	2,999	3,073,261
6.000%	09/01/53	1,192	1,220,845
6.500%	07/01/32	19	19,302
6.500%	09/01/32	1	931
6.500%	09/01/32	10	10,306
6.500%	09/01/32	26	26,663
6.500%	09/01/32	29	29,550
6.500%	04/01/33	27	27,688
6.500%	11/01/33	15	15,132
6.500%	01/01/34	7	6,713
6.500%	09/01/34	26	26,739
6.500%	09/01/36	30	32,128
6.500%	10/01/36	6	6,618
6.500%	01/01/37	30	31,685
6.500%	01/01/37	35	36,512
6.625%	11/15/30	995	1,124,942
7.000%	02/01/32	5	4,900
7.000%	05/01/32	5	5,113
7.000%	06/01/32	4	4,468
7.000%	07/01/32	11	10,985
7.125%	01/15/30(kk)	3,195	3,617,776
Government National Mortgage Assoc.
2.000%	10/20/50	4,088	3,381,406
2.000%	01/20/51	1,095	905,272
2.000%	03/20/51	614	508,697
2.000%	07/20/51	859	710,178
2.500%	03/20/43	101	89,493
2.500%	12/20/46	181	159,863
2.500%	08/20/50	55	47,065
2.500%	09/20/50	409	352,172
2.500%	10/20/50	1,868	1,613,372
2.500%	11/20/50	1,425	1,230,427
2.500%	02/20/51	1,720	1,484,819
2.500%	03/20/51	958	825,175
2.500%	05/20/51	1,788	1,540,097
3.000%	12/20/44	67	60,455
3.000%	03/15/45	197	177,055
3.000%	11/20/45	209	189,743
3.000%	03/20/46	421	382,132
3.000%	07/20/46	1,073	972,045
3.000%	08/20/46	287	260,371
3.000%	04/20/47	354	319,915
3.000%	12/20/49	120	107,672
3.000%	01/20/50	709	635,623
3.000%	06/20/51	518	462,739
3.000%	10/20/51	1,077	962,786
3.000%	11/20/51	378	337,948
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/20/51	2,127	$1,902,097
3.500%	12/20/42	405	384,629
3.500%	05/20/43	125	117,995
3.500%	04/20/45	359	334,889
3.500%	07/20/46	1,294	1,196,438
3.500%	04/20/47	441	406,300
3.500%	07/20/48	977	904,197
3.500%	11/20/48	324	299,599
3.500%	06/20/49	4,809	4,427,759
3.500%	02/20/52	5,091	4,668,675
3.500%	05/20/52	913	840,189
4.000%	06/15/40	23	22,013
4.000%	05/20/41	20	19,440
4.000%	12/20/42	234	226,793
4.000%	08/20/44	83	80,247
4.000%	11/20/45	160	153,689
4.000%	12/20/45	442	423,659
4.000%	09/20/47	1,191	1,139,029
4.000%	04/20/48	414	394,885
4.000%	02/20/49	422	402,850
4.000%	04/20/49	2,542	2,441,752
4.000%	01/20/50	449	427,026
4.000%	02/20/50	416	396,489
4.000%	07/20/50	628	597,861
4.000%	06/20/52	828	786,313
4.000%	08/20/52	452	429,621
4.500%	04/15/40	130	128,920
4.500%	01/20/41	154	155,171
4.500%	02/20/41	244	245,279
4.500%	03/20/41	121	121,437
4.500%	06/20/44	182	180,701
4.500%	09/20/46	142	141,314
4.500%	11/20/46	191	189,728
4.500%	03/20/47	101	100,340
4.500%	05/20/48	165	162,721
4.500%	08/20/48	290	286,936
4.500%	10/20/52	2,089	2,040,833
5.000%	10/20/37	41	41,556
5.000%	04/20/45	191	195,063
5.000%	03/20/53	1,291	1,291,729
5.000%	11/20/54	995	990,764
5.000%	12/20/54	454	451,798
5.500%	08/15/33	42	41,831
5.500%	08/15/33	113	114,096
5.500%	12/15/33	5	5,136
5.500%	03/15/34	74	74,301
5.500%	12/15/34	102	104,927
5.500%	07/15/35	22	22,932
5.500%	04/15/36	18	18,163
5.500%	12/20/52	1,688	1,712,432
5.500%	05/20/53	1,423	1,442,233
5.500%	12/20/54	3,639	3,670,736
6.000%	04/15/33	3	3,221
6.000%	12/15/33	39	40,116
6.000%	01/15/34	11	11,025
6.000%	01/15/34	15	14,991
6.000%	01/15/34	24	24,816

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	06/20/34	36	$37,822
6.000%	07/15/34	27	28,776
6.000%	06/20/54	2,309	2,355,746
6.500%	11/15/28	1	973
6.500%	08/15/31	1	809
6.500%	12/15/31	4	4,052
6.500%	02/15/32	10	10,496
6.500%	06/15/32	7	6,655
6.500%	07/15/32	10	10,006
6.500%	08/15/32	2	1,769
6.500%	08/15/32	2	2,437
6.500%	08/15/32	5	4,905
6.500%	08/15/32	12	12,346
6.500%	08/15/32	62	63,804
6.500%	08/15/34	15	15,374
6.500%	06/15/35	10	10,092
6.500%	09/15/36	14	14,335
7.000%	06/20/54	2,151	2,214,997
7.000%	07/20/54	1,079	1,110,273
7.000%	08/20/54	1,254	1,294,530
7.000%	01/20/55	500	513,913
7.000%	02/20/55	23	23,850
7.000%	03/20/55	1,977	2,031,905
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	125,877
5.250%	02/01/55	1,010	1,009,903
7.125%	05/01/30	435	495,231
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	70	47,849

Total U.S. Government Agency Obligations (cost $317,127,901)			305,288,824
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
2.375%	02/15/42(k)(kk)	18,985	14,063,732
3.250%	05/15/42	6,590	5,536,630
4.750%	11/15/43	2,640	2,668,050
4.750%	02/15/45	1,340	1,348,584
4.750%	05/15/55(kk)	155	155,484
U.S. Treasury Notes
3.625%	09/30/30	825	820,811
3.875%	09/30/32	20	19,934
4.250%	08/15/35	1,465	1,476,903
U.S. Treasury Strips Coupon
2.679%(s)	11/15/43	2,175	893,060
3.029%(s)	11/15/41	7,460	3,443,119
4.327%(s)	08/15/43	600	249,931
4.349%(s)	02/15/43	20	8,568
4.568%(s)	11/15/42	310	134,819
4.608%(s)	11/15/48	160	51,108
4.924%(s)	02/15/49	465	146,674
4.928%(s)	11/15/45	145	53,623

Total U.S. Treasury Obligations (cost $32,051,206)			31,071,030

Total Long-Term Investments (cost $1,341,248,782)			2,532,039,310

	Shares	Value
Short-Term Investments — 12.4%
Affiliated Mutual Funds — 12.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)	287,257,768	$287,257,768
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $64,123,249; includes $63,939,130 of cash collateral for securities on loan)(b)(wa)	64,216,951	64,178,421

Total Affiliated Mutual Funds (cost $351,381,017)		351,436,189

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
3.965%	12/11/25	500	496,203
(cost $496,129)

Options Purchased*~ — 0.0%
(cost $1,853)	56

Total Short-Term Investments (cost $351,878,999)	351,932,448

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.9% (cost $1,693,127,781)	2,883,971,758

Option Written*~ — (0.0)%
(premiums received $10)	(13)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.9% (cost $1,693,127,771)	2,883,971,745

Liabilities in excess of other assets(z) — (1.9)%	(54,743,496)

Net Assets — 100.0%	$2,829,228,249

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $443,124 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,773,238; cash collateral of $63,939,130 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/14/25	$(2,500)		$(2,014,411)
Federal National Mortgage Assoc.	3.000%	TBA	10/14/25	(5,000)		(4,391,006)
Federal National Mortgage Assoc.	5.500%	TBA	10/14/25	(7,000)		(7,057,666)
Government National Mortgage Assoc.	3.000%	TBA	10/20/25	(4,500)		(4,016,593)
Government National Mortgage Assoc.	4.000%	TBA	10/20/25	(500)		(470,049)
Government National Mortgage Assoc.	5.500%	TBA	10/20/25	(1,500)		(1,511,163)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $19,298,535)						$(19,460,888)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		4		10	$25
(cost $56)

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		808	$10
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		1,615	21
Total OTC Traded (cost $1,797)									$31
Total Options Purchased (cost $1,853)									$56
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		2		5	$(13)
(premiums received $10)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
198	2 Year U.S. Treasury Notes	Dec. 2025	$41,262,891	$22,222
375	5 Year U.S. Treasury Notes	Dec. 2025	40,948,241	16,074
348	10 Year U.S. Treasury Notes	Dec. 2025	39,150,000	115,844
98	10 Year U.S. Ultra Treasury Notes	Dec. 2025	11,277,657	127,065
350	20 Year U.S. Treasury Bonds	Dec. 2025	40,807,813	963,268
297	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	35,658,563	568,462
2	Mini MSCI EAFE Index	Dec. 2025	278,530	(251)
17	S&P 500 E-Mini Index	Dec. 2025	5,727,938	51,028
				1,863,712
Short Position:
12	5 Year Euro-Bobl	Dec. 2025	1,659,778	2,736
				$1,866,448
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	MSI	GBP	4,755	$6,434,135	$6,395,693	$—	$(38,442)
Euro,
Expiring 10/02/25	BNY	EUR	50,665	59,801,239	59,490,674	—	(310,565)
Expiring 10/02/25	GSI	EUR	794	926,817	931,748	4,931	—
Expiring 11/05/25	CITI	EUR	491	577,164	577,468	304	—
Expiring 11/05/25	MSI	EUR	3,000	3,534,311	3,529,941	—	(4,370)
				$71,273,666	$70,925,524	5,235	(353,377)

A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	MSI	GBP	4,755	$6,425,884	$6,395,693	$30,191	$—
Expiring 11/05/25	MSI	GBP	4,755	6,435,143	6,396,725	38,418	—
Euro,
Expiring 10/02/25	BNY	EUR	51,459	60,364,312	60,422,421	—	(58,109)
Expiring 11/05/25	BNY	EUR	50,665	59,923,747	59,614,948	308,799	—
				$133,149,086	$132,829,787	377,408	(58,109)
						$382,643	$(411,486)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(13,081)	$23,941	$(37,022)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(13,082)	23,352	(36,434)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(13,082)	26,269	(39,351)	BARC
				$(39,245)	$73,562	$(112,807)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		1,315	0.329%	$38,844	$34,220	$4,624	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		1,230	0.222%	2,439	1,939	500	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		135	0.222%	268	244	24	CITI
Citigroup, Inc.	12/20/25	1.000%(Q)		1,230	0.251%	2,359	1,965	394	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		2,255	0.305%	19,413	18,982	431	GSI
Hellenic Republic	06/20/27	1.000%(Q)		270	0.137%	3,989	3,238	751	BARC
Hellenic Republic	12/20/27	1.000%(Q)		200	0.165%	3,647	2,808	839	BARC
Kingdom of Norway	12/20/25	—%(Q)		2,700	0.033%	(198)	(293)	95	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		50	0.251%	188	180	8	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		50	0.261%	278	265	13	CITI
Morgan Stanley	12/20/25	1.000%(Q)		1,230	0.227%	2,425	1,939	486	GSI
Republic of France	06/20/27	0.250%(Q)		505	0.145%	924	1,062	(138)	BARC
Republic of France	06/20/35	0.250%(Q)		365	0.701%	(13,184)	(12,529)	(655)	BARC
Republic of France	06/20/35	0.250%(Q)		235	0.701%	(8,488)	(8,338)	(150)	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	2,540	0.150%	851	916	(65)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,140	0.170%	858	1,259	(401)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		520	0.142%	3,327	2,696	631	GSI
						$57,940	$50,553	$7,387

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	1,200	$(27,389)	$(27,580)	$(191)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,550	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	$—	$(67,678)	$(67,678)
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	261	(14,467)	(14,728)
14,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	2,875	240,636	237,761
8,910	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(9,474)	(272,416)	(262,942)
1,655	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	755,453	758,910	3,457
1,880	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	27,494	53,051	25,557
				$776,609	$698,036	$(78,573)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.700%	JPM	03/17/26	(5,059)	$86,679	$—	$86,679
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	01/16/26	13,235	220,096	—	220,096
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	GSI	01/26/26	12,240	157,254	—	157,254
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	01/27/26	12,445	292,338	—	292,338
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	02/03/26	10,220	130,803	—	130,803
					$887,170	$—	$887,170
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32